Shareholder Report, Line Graph (Details) 195665_Tweedy Browne Insider Value ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Dec. 26, 2024	Aug. 31, 2026
Tweedy Browne Insider + Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Tweedy Browne Insider + Value ETF NAV
Accumulated Value	$ 12,200	$ 10,000	$ 16,104
MSCI World Index Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index Net (USD)
Accumulated Value	$ 11,166	$ 10,000	$ 13,441